Transactions With Related Parties (Tables)	3 Months Ended
Mar. 31, 2015
Related Party Transactions [Abstract]
Schedule Of Transactions With Related Parties
Sales, purchases and other transactions with affiliated companies, in the opinion of management, are conducted under terms no more or less favorable than then-existing market conditions. The transactions with related parties were as follows:

	Three Months Ended March 31,
	2015	2014
Revenues:
Sales of CO2 to Sandhill Group, LLC (1)	$699	$655
Costs and expenses:
Amounts paid to our CEO in connection with the use of his aircraft	$195	$150

(1)	We own a 50% interest in Sandhill Group, LLC.